Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of income tax provision for continuing operations
The income tax provision for continuing operations consisted of the following for the respective years:

In millions	2013	2012	2011
Current:
Federal	$2,623	$2,226	$1,807
State	437	410	338
	3,060	2,636	2,145
Deferred:
Federal	(115)	(182)	101
State	(17)	(18)	12
	(132)	(200)	113
Total	$2,928	$2,436	$2,258

Reconciliation of the statutory income tax rate to the Company's effective income tax rate for continuing operations
The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the respective years:

	2013	2012	2011
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	4.0	3.9	3.9
Other	(0.1)	(0.3)	0.4
Effective income tax rate	38.9%	38.6%	39.3%

Summary of the significant components of the Company's deferred tax assets and liabilities
The following table is a summary of the significant components of the Company’s deferred tax assets and liabilities as of December 31:

In millions	2013	2012
Deferred tax assets:
Lease and rents	$344	$336
Inventories	—	141
Employee benefits	213	202
Allowance for doubtful accounts	79	137
Retirement benefits	172	115
Net operating losses	10	5
Depreciation	192	—
Other	598	430
Valuation allowance	(3)	—
Total deferred tax assets	1,605	1,366
Deferred tax liabilities:
Inventories	(69)	—
Depreciation and amortization	(4,512)	(4,457)
Total deferred tax liabilities	(4,581)	(4,457)
Net deferred tax liabilities	$(2,976)	$(3,091)

Schedule of net deferred tax assets (liabilities)
Net deferred tax assets (liabilities) are presented on the consolidated balance sheets as follows:

In millions	2013	2012
Deferred tax assets—current	$902	$693
Deferred tax assets—noncurrent (included in other assets)	23	—
Deferred tax liabilities—noncurrent	(3,901)	(3,784)
Net deferred tax liabilities	$(2,976)	$(3,091)

Reconciliation of the beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2013	2012	2011
Beginning balance	$80	$38	$35
Additions based on tax positions related to the current year	19	15	3
Additions based on tax positions related to prior years	37	42	13
Reductions for tax positions of prior years	(1)	(2)	—
Expiration of statutes of limitation	(17)	(12)	(7)
Settlements	(1)	(1)	(6)
Ending balance	$117	$80	$38